Significant Accounting Policies - Schedule of Property, Plant, and Equipment Useful Lives (Details)	Sep. 30, 2025
Buildings [Member]
Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated useful lives	20 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated useful lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated useful lives	10 years
Transportation vehicles [Member] | Minimum [Member]
Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated useful lives	4 years
Transportation vehicles [Member] | Maximum [Member]
Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment [Member] | Minimum [Member]
Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated useful lives	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member]
Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated useful lives	3 years